Prospectus Supplement                                             86550  9/02
dated September 30, 2002 to:

PUTNAM CLASSIC EQUITY FUND
Prospectuses dated March 30, 2002

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Large Cap Value Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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Deborah F. Kuenstner          2000    1997 - Present      Putnam Management
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Portfolio member              Since   Experience
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Coleman N. Lannum III         2000    1997 - Present      Putnam Management
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